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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, DC 20549

                                   Form 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended: December 31, 2005

               Check here if Amendment [ ]; Amendment Number:

              This Amendment (Check only one.):
               [ ] is a restatement.
               [ ] adds new holdings entries.

               Institutional Investment Manager Filing this Report:
                         Greywolf Capital Management LP
                         4 Manhattanville Road, Suite 201
                            Purchase, New York 10577

                            Form 13F File Number: 28-

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 Jonathan Savitz
                    Managing Member of Greywolf GP LLC,
                   The General Partner of the Reporting Manager
                                 (914) 251-8200



                               /s/ Jonathan Savitz
                            ------------------------
                               Purchase, New York
                                February 14, 2006






                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                    Form 13 F Information Table Entry Total:

                                       45

                    Form 13 F Information Table Value Total:

                              $ 303,586 (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number:
Name: Greywolf Advisors LLC


                                                                  FORM 13F INFORMATION TABLE

Column 1                       Column 2          Column 3     Column 4 Column 5             Column 6 Column 7 Column 8

                                                              VALUE    SHARES/     SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP        (x$1000) PRN AMT     PRN CALL DSCRETN  MANAGERS    SOLE    SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
AK STL HLDG CORP               COM               001547108       795      100,000  SH       OTHER    01          100,000
BCE INC                        COM               05534B109     8,187      345,000  SH       OTHER    01          345,000
CABLEVISION SYS CORP           CL A NY CABLVS    12686C109    12,322      525,000  SH       OTHER    01          525,000
CARMIKE CINEMAS INC            COM               143436400     7,101      280,027  SH       OTHER    01          280,027
CEDANT CORP                    COM               151313103     2,077      120,400  SH       OTHER    01          120,400
COMCAST CORP NEW               CL A              20030N101     8,424      325,000  SH       OTHER    01          325,000
COMMERCIAL METALS CO           COM               201723103     1,877       50,000  SH       OTHER    01           50,000
CONSECO INC                    PFD B CV 5.50%    208464867    11,352      400,000  SH       OTHER    01          400,000
CONSECO INC                    COM NEW           208464883    16,219      700,000  SH       OTHER    01          700,000
CONTINENTAL AIRLS INC          NOTE 5.000% 6/1   210795PJ3    24,789   19,500,000  PRN      OTHER    01       19,500,000
CORE MARK HOLDINGS CO INC      COM               218681104    11,726      367,573  SH       OTHER    01          367,573
DDI CORP                       COM PAR $ .001    233162304    12,389   13,041,173  SH       OTHER    01       13,041,173
DIANA SHIPPING INC             COM               MHY2066G1044  2,636      217,100  SH       OTHER    01          217,100
DISNEY WALT CO                 NOTE 2.125% 4/1   254687AU0    21,400   21,400,000  SH       OTHER    01       21,400,000
EXPRESSJET HOLDINGS INC        CL A              30218U108     8,090    1,000,000  PRN      OTHER    01        1,000,000
FAIRMONT HOTELS RESORTS INC    NOTE 3.75% 12/0   305204AB5    11,613   10,000,000  SH       OTHER    01       10,000,000
FRONTIER AIRLINES INC NEW      DBCV 5.000% 12/1  359065AA7     6,390    6,000,000  PRN      OTHER    01        6,000,000
GENERAL COMMUNICATIONS INC     CL A              369385109       737       71,368  PRN      OTHER    01           71,368
GENERAL MTRS CORP              DEB SR CV C 33    370442717     3,150      200,000  SH       OTHER    01          200,000
GENERAL MTRS CORP              DEB SR CON B      370442733    20,860    1,400,000  SH       OTHER    01        1,400,000
GERDAU AMERISTEEL CORP         COM               37373P105     3,748      650,000  SH       OTHER    01          650,000
GLOBIX CORP                    COM NEW           37957F200     2,784    2,062,134  SH       OTHER    01        2,062,134
HANGER ORTHOPEDIC GROUP INC    COM NEW           41043F208     3,258      570,600  SH       OTHER    01          570,600
INTEGRATED ALARM SVCS GROUP    COM               45890M109     3,074    1,071,171  SH       OTHER    01        1,071,171
INTERNATIONAL COAL GRP INC N   COM               45928H106     8,177      860,697  SH       OTHER    01          860,697
LCC INTERNATIONAL INC          CL A              501810105     2,820      865,000  SH       OTHER    01          865,000
LORAL SPACE & COMMUNICATIONS L COM               543881106     2,045       72,330  SH       OTHER    01           72,330
MERIDIAN RESOURCE CORP         COM               58977Q109     1,698      404,400  SH       OTHER    01          404,400
MIDWEST AIR GROUP INC          COM               597911106     3,904      692,200  SH       OTHER    01          692,200
MINEFINDERS LTD                COM               602900102       567      100,000  SH       OTHER    01          100,000
MPOWER HOLDING CORP            COM NEW           62473L309     4,483    3,248,900  SH       OTHER    01        3,248,900
NAPSTER INC                    COM               630797108       986      280,000  SH       OTHER    01          280,000
NAVIOS MARITIME HOLDINGS INC   *W EXP 09/12/200  MHY621961116  1,184    2,114,800  SH       OTHER    01        2,114,800
OREGON STL MLS INC             COM               686079104     1,471       50,000  SH       OTHER    01           50,000
PRG-SCHULTZ INTERNATIONAL IN   NOTE 4.750% 11/2  69357CAA53    2,046    3,100,000  SH       OTHER    01        3,100,000
PARTICLE DRILLING TECHNOLOGI   COM               70212G101     4,900    1,000,000  SH       OTHER    01        1,000,000
PETROLEUM GEO SVCS ASA NEW     SPONSORED ADR     716599105     1,223       39,467  SH       OTHER    01           39,467
PINNACLE AIRL CORP             NOTE 3.25% 2/1    723443AB3    14,600   20,000,000  SH       OTHER    01       20,000,000
PIONEER COS INC                COM NEW           723643300     4,226      141,000  PRN      OTHER    01          141,000
RCN CORP                       COM NEW           749361200    20,978      894,564  SH       OTHER    01          894,564
SPRINT NEXTEL CORP             COM FON           852061100    14,016      600,000  PRN      OTHER    01          600,000
STEEL DYNAMICS INC             COM               858119100     4,439      125,000  SH       OTHER    01          125,000
SUNCOM WIRELESS HLDGS INC      CL A              86722Q108     2,597      937,400  SH       OTHER    01          937,400
TIME WARNER INC                COM               887317105     2,180      125,000  SH       OTHER    01          125,000
UNITED STATES STL CORP NEW     COM               912909108        48        1,000  SH       OTHER    01            1,000